Acquisition and Deconsolidation of Subsidiary (Tables)	6 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Summary of purchase prices for acquisitions
The final purchase consideration for the 2011 acquisitions of Tropical and RM Engineering were calculated as follows:

	Tropical	RM Engineering
Cash	$-	$101,098
Promissory Notes	-	200,000
Contingent consideration	15,320	126,287
Common Stock, based on trading price	55,360	22,860
Non-controlling Interest	-	105,522
Total Purchase Consideration	$70,680	$555,767

The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory Notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,100,000
Preferred Stock, based on OPM	4,026,822	-	4,187,151
Common Stock, based on redemption value	500,000	-	-
Total Purchase Consideration	$5,486,372	$17,321,472	$6,287,151

Summary of purchase price allocation
The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	Tropical	RM Engineering
Current assets	$138,001	$63,900
Goodwill	174,746	169,240
Intangible assets:
Customer list / relationships	162,016	452,092
URL's	2,552	2,552
Tradenames	47,555	131,443
Non-competes	1,368	2,553
Property and equipment	11,576	47,333
Deposits	11,606	-
Current liabilities	(144,371)	(101,896)
Notes payable – bank	(221,373)	(207,722)
Notes payable - related party	(112,996)	(3,728)
Total allocation of purchase consideration	$70,680	$555,767

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities	ERFS
Current assets	$474,732	$5,801,858	$798,135
Goodwill	4,002,654	10,474,212	5,741,128
Intangible assets:
Customer list / relationships	1,790,048	3,309,143	-
URL's	2,552	2,552	-
Tradenames	347,182	2,888,382	-
Non-competes	79,670	116,047	-
Property and equipment	14,224	75,849	185,271
Deposits	-	12,227	63,493
Current liabilities	(254,807)	(1,053,398)	(349,750)
Notes payable - bank	-	-	(92,259)
Notes payable - related party	-	-	(8,700)
Notes payable - other	-	-	(50,167)
Long-term deferred tax liability	(969,883)	(4,305,400)	-
Total allocation of purchase consideration	$5,486,372	$17,321,472	$6,287,151

Unaudited proforma results of operations
	Pro forma results (unaudited)
	Six months ended	Year ended
	June 30, 2012	December 31, 2012
Revenue	$29,954,801	$49,782,343

Net loss	$(2,097,036)	$(2,429,075)

Basic and diluted earnings per share	$(2.13)	$(4.05)

Summary of revenues and earnings (loss) of acquired companies
2011 Acquisitions

	RM Engineering	Tropical
Revenues	$848,666	$1,250,061

Income	$12,264	$89,057

2012 Acquisitions

	ADEX	TNS	ERFS
Revenues	$18,192,667	$2,218,478	$2,202,941

Income	$1,029,412	$404,608	$371,153

2013 Acquisitions

AWS
Revenues	$2,045,599

Income	$463,049

Summary of consideration for acquisition of AWS
Cash	$500,000
Common stock	2,607,804
Promissory note	2,107,804
Working capital note	1,033,743
Contingent consideration	2,510,746
Total consideration	$8,760,097

Summary of purchase consideration to assets acquired and liabilities
Current assets	$2,676,922
Goodwill	4,057,477
Intangible assets
Customer list/relationships	3,381,000
Tradename	884,000
Non-compete	371,000
Property and equipment	207,566
Other assets	9,832
Current liabilities	(1,019,700)
Long term deferred tax liability	(1,808,000)
Total allocation of consideration	$8,760,097

Summary of results of operations and balance sheet of Digital
	Year ended	January 1, 2012 through
	December 31, 2011	September 12, 2012
Revenue	$2,443,441	$1,691,956

Gross Margin	666,756	139,675

Loss from operations	(455,875)	(473,918)

Interest expense	(157,383)	(251,412)

Net loss	$(613,258)	$(725,330)

	December 31, 2011	September 12. 2012
Current assets	$435,559	$605,332
Total assets	717,136	833,157
Total liabilities	1,425,290	2,266,640
Stockholder's deficit	(708,154)	(1,433,483)

January 1, 2012
Business Acquisition [Line Items]
Unaudited proforma results of operations
	Pro forma results (unaudited)
	Six months ended	Year ended
	June 30, 2012	December 31, 2012
Revenue	$29,954,801	$49,782,343

Net loss	$(2,097,036)	$(2,429,075)

Basic and diluted earnings per share	$(2.13)	$(4.05)